UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       May 14, 2007
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total:      410,092 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP       VALUE    SHARES         INV.  OTH  VOTING AUTH
                           OF                   X1000                   DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E

Hub International Limited  COMMON   44332P101   2,530    60,700    N    SOLE       60,700    0    0
ACCURIDE CORP              COMMON   004398103   25,245   1,729,12  N    SOLE       1,729,1   0    0
                                                         7                         27
AMERICAN DENTAL PARTNERS   COMMON   025353103   45,684   2,102,33  N    SOLE       2,102,3   0    0
                                                         5                         35
ATLANTIS GROUP INC CL A    COMMON   049156102   1,646    823,241   N    SOLE       823,241   0    0
BIG 5 SPORTING GOODS CORP  COMMON   08915P101   16,126   622,163   N    SOLE       622,163   0    0
BLUELINX HOLDINGS INC      COMMON   09624H109   12,784   1,217,51  N    SOLE       1,217,5   0    0
                                                         9                         19
BRISTOL WEST HOLDINGS INC  COMMON   11037M105   73,762   3,327,11  N    SOLE       3,327,1   0    0
                                                         7                         17
BUILDERS FIRSTSOURCE INC   COMMON   12008R107   18,720   1,164,91  N    SOLE       1,164,9   0    0
                                                         5                         15
CARMIKE CINEMAS INC        COMMON   143436400   10,806   465,780   N    SOLE       465,780   0    0
CHARMING SHOPPES INC       COMMON   161133103   2,499    193,003   N    SOLE       193,003   0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105   10,423   505,966   N    SOLE       505,966   0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101   19,923   596,500   N    SOLE       596,500   0    0
DATAMIRROR CORP            COMMON   237926100   17,655   1,165,37  N    SOLE       1,165,3   0    0
                                                         3                         73
ENERSYS COM                COMMON   29275Y102   12,358   719,339   N    SOLE       719,339   0    0
GENESCO INC                COMMON   371532102   5,396    129,921   N    SOLE       129,921   0    0
GLOBAL IMAGING SYSTEMS INC COMMON   37934A100   4,146    212,606   N    SOLE       212,606   0    0
INFINITY PPTY & CAS CORP   COMMON   45665Q103   206      4,396     N    SOLE       4,396     0    0
INTERSECTIONS INC          COMMON   460981301   5,293    526,668   N    SOLE       526,668   0    0
NALCO CHEMICAL CO          COMMON   62985Q101   3,767    157,600   N    SOLE       157,600   0    0
PANTRY INC DEL             COMMON   698657103   2,382    52,676    N    SOLE       52,676    0    0
RADYNE CORP                COMMON   750611402   2,756    302,171   N    SOLE       302,171   0    0
REGAL ENTERTAINMENT GROUP  COMMON   758766109   9,918    499,134   N    SOLE       499,134   0    0
REGIS CORPORATION          COMMON   758932107   5,542    137,274   N    SOLE       137,274   0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105   17,759   773,481   N    SOLE       773,481   0    0
ROCKWOOD HOLDINGS INC      COMMON   774415103   9,304    336,110   N    SOLE       336,110   0    0
RURAL METRO CORP           COMMON   781748108   20,884   2,766,09  N    SOLE       2,766,0   0    0
                                                         1                         91
Sealy Corporation          COMMON   812139301   14,828   848,278   N    SOLE       848,278   0    0
TIMBERLAND CO  CL A        COMMON   887100105   4,300    165,200   N    SOLE       165,200   0    0
TNS INC                    COMMON   872960109   7,433    461,955   N    SOLE       461,955   0    0
WEBSENSE INC               COMMON   947684106   26,017   1,131,66  N    SOLE       1,131,6   0    0
                                                         6                         66




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